NATIONWIDE VARIABLE INSURANCE TRUST
(the “Trust”)

Supplement dated January 7, 2013
to each Statement of Additional Information of each series of the Trust

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective December 31, 2012, C. Brent DeVore retired from the Board of Trustees of the Trust.  All references to Mr. DeVore in each SAI are deleted as of that date.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE